INCOME TAXES - Schedule of Detailed Information about Deductible Temporary Differences Unused Tax Losses and Unused Tax Credits For Which Deferred Income Tax Assets Not Recognized (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Limited interest expense deduction carryforward	$ 174,037	$ 87,911
Derivatives	149,911	20,024
Reclamation and closure cost provisions	135,302	93,904
Mineral properties, plant and equipment	125,075	155,187
Investments and loans and borrowings	37,669	152,838
Accrued receivables and liabilities	22,091	63,073
Other	8,816	31,406
Non-capital losses	344,335	463,008
Capital losses	16,020	84,555
Total unrecognized deferred tax assets	$ 1,013,256	1,151,906
Brazil
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Total unrecognized deferred tax assets		$ 284,300